Condensed consolidated financial information related to guaranteed debt securities - Profit loss (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	$ 17,057		$ 18,122	$ 33,476	$ 37,906	$ 79,301
Net income/(loss) from equity accounted companies	39	$ 64	13	103	114	291
Total revenues and other income	17,096	16,482	18,135	33,578	38,019	79,593
Total operating expenses				(25,326)	(29,224)	(59,456)
Net operating income	3,521	4,732	3,835	8,252	8,795	20,137
Net financial items	0	149	(317)	149	(737)	(1,263)
Income/(loss) before tax	3,520	4,881	3,518	8,401	8,059	18,874
Income tax	(2,045)	(3,168)	(2,298)	(5,213)	(5,553)	(11,335)
Net income	1,476	1,712	1,220	3,188	2,506	7,538
Other comprehensive income/(loss)	176	420	(1,252)	596	(142)	(1,681)
Total comprehensive income/(loss)	$ 1,651	$ 2,132	$ (31)	3,783	2,364	5,857
Equinor ASA [member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income				20,973	25,889	51,567
Net income/(loss) from equity accounted companies				3,071	2,722	7,832
Total revenues and other income				24,044	28,611	59,399
Total operating expenses				(21,050)	(25,791)	(51,596)
Net operating income				2,994	2,820	7,803
Net financial items				654	(221)	(1,300)
Income/(loss) before tax				3,648	2,598	6,503
Income tax				(185)	(12)	219
Net income				3,463	2,587	6,722
Other comprehensive income/(loss)				320	(224)	(867)
Total comprehensive income/(loss)				$ 3,782	2,362	5,855
Equinor Energy AS [member]
Condensed consolidated financial information [Line Items]
Proportion of ownership interest in subsidiary				100.00%
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income				$ 11,479	11,860	25,365
Net income/(loss) from equity accounted companies				453	(145)	1,065
Total revenues and other income				11,932	11,715	26,430
Total operating expenses				(4,723)	(4,819)	(10,138)
Net operating income				7,209	6,895	16,292
Net financial items				(185)	(272)	(274)
Income/(loss) before tax				7,024	6,624	16,018
Income tax				(4,676)	(5,137)	(10,719)
Net income				2,348	1,486	5,299
Other comprehensive income/(loss)				169	(99)	(334)
Total comprehensive income/(loss)				2,517	1,387	4,965
Non-guarantor subsididaries [member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income				12,459	13,527	29,374
Net income/(loss) from equity accounted companies				83	85	262
Total revenues and other income				12,542	13,612	29,636
Total operating expenses				(10,925)	(11,911)	(24,862)
Net operating income				1,618	1,702	4,774
Net financial items				(46)	(162)	(505)
Income/(loss) before tax				1,572	1,539	4,269
Income tax				(298)	(409)	(786)
Net income				1,273	1,130	3,483
Other comprehensive income/(loss)				117	(150)	(620)
Total comprehensive income/(loss)				1,391	980	2,863
Consolidation adjustments [member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income				(11,435)	(13,370)	(27,004)
Net income/(loss) from equity accounted companies				(3,504)	(2,548)	(8,868)
Total revenues and other income				(14,940)	(15,919)	(35,872)
Total operating expenses				11,372	13,297	27,140
Net operating income				(3,569)	(2,622)	(8,732)
Net financial items				(274)	(82)	817
Income/(loss) before tax				(3,843)	(2,702)	(7,916)
Income tax				(54)	5	(49)
Net income				(3,896)	(2,697)	(7,965)
Other comprehensive income/(loss)				(10)	331	140
Total comprehensive income/(loss)				$ (3,907)	$ (2,365)	$ (7,825)